Summary of Significant Accounting Policies - Effect of Adoption, Deferred Policy Acquisition Costs (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	$ 12,918,000	$ 12,918,000	$ 13,519,000	$ 13,519,000	$ 14,036,000	$ 13,897,000	$ 12,334,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	13,407,000		14,246,000	14,246,000	13,896,000
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	$ (489,000)		$ (727,000)	(727,000)	140,000
Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs		$ 12,699,000		$ 13,364,000	13,876,000	$ 13,725,000
Variable Annuity | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs					13,725,000
Variable Annuity | Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs					151,000
Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs					160,000
Other product lines | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs					171,000
Other product lines | Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs					$ (11,000)